Leases - Summary of Changes in Lease Liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Beginning Balance	$ 179,237	$ 133,182	$ 133,182	$ 350,973
Acquisition	16,411		281,854	21,801
Interest	5,090	6,301	16,033	15,601
Payments	(124,384)	$ (116,502)	(247,419)	(231,156)	$ (228,280)
Change in contract			0	6,305
Contract termination	(29,582)		(1,510)	(5,555)
Loss from transacting foreign operations	(8,323)		(2,903)	(24,787)
Ending Balance	$ 38,449		$ 179,237	$ 133,182	$ 350,973